Share-based payment - Additional Information (Details) ¥ / shares in Units, ¥ in Millions			12 Months Ended
	Jul. 17, 2015	May 07, 2015 ¥ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2019 shares	May 07, 2015 $ / shares shares
Employee benefit expenses
Number of service condition shares option granted to employees from the grant date			4 years
Percentage of shares option granted on the grant date			25.00%
Number of shares option granted expiry from the grant date			10 years
Weighted average remaining contractual life of outstanding share options			6 years 1 month 6 days	6 years 10 months 24 days	7 years 3 months 18 days
Ordinary shares
Employee benefit expenses
Number of shares issued				452,974,980	441,810,100	456,968,530	141,478,000
Ordinary shares | Two Thousand Nineteen share incentive Plan
Employee benefit expenses
Number of shares issued						54,791,600
Genetron Health | Ordinary shares | Two Thousand Nineteen share incentive Plan
Employee benefit expenses
Number of shares issued				21,340,740		16,534,690
Founders
Employee benefit expenses
Par value per share | ¥ / shares						¥ 1.00
Founders | RMB
Employee benefit expenses
Number of shares issued						2,173,600
Par value per share | ¥ / shares						¥ 1.00
Percentage of total number of ordinary shares and preferred shares outstanding			5.00%
Founders | Restriction of ordinary shares
Employee benefit expenses
Weighted average remaining contractual life of outstanding share options	5 years
Conversion of shares		5
Founders | Restriction of ordinary shares | RMB
Employee benefit expenses
Number of shares issued		16,527,600						16,527,600
Par value per share | (per share)		¥ 1.00						$ 0.03
Founders | Genetron Health
Employee benefit expenses
Weighted average remaining contractual life of outstanding share options			5 years
Conversion of shares			5
Appraised value stock | ¥						¥ 590
Founders | Genetron Health | USD
Employee benefit expenses
Number of shares issued						10,868,000
Par value per share | $ / shares			$ 0.03
Founders | Genetron Health | Restriction of ordinary shares
Employee benefit expenses
Number of shares issued		82,638,000						82,638,000
Founders | Genetron Health | Minimum
Employee benefit expenses
Percentage of total shares outstanding			3.00%
Founders | Genetron Health | Maximum
Employee benefit expenses
Percentage of total shares outstanding			5.00%